INCOME TAXES - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
INCOME TAXES
Current tax	¥ 573,083		¥ 639,412	¥ 844,137		¥ 1,121,203
Deferred tax	(176,351)		23,945	(264,246)		(99,247)
Income tax expense	¥ 396,732	$ 59,231	¥ 663,357	¥ 579,891	$ 81,520	¥ 1,021,956